Taxes on Income - Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Provision for vacation pay	$ 682	$ 553
Accrued severance pay	3,365	3,513
Carryforward tax losses	63,276	66,120
Research and development costs	5,438	5,415
Taxes on undistributed income of Israeli subsidiary	(2,406)	(2,236)
Intangible assets	(4,160)	(5,777)
Other	2,851	3,267
Total - Gross	69,046	70,855
Less - valuation allowance	48,228	51,595	26,068	21,744
Total - Net	$ 20,818	$ 19,260